SCHEDULE OF PROCEEDS AND PAYMENTS TO SHAREHOLDER (Details) - HKD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Proceeds from a shareholder	$ 4,379,764	$ 7,065,391	$ 9,177,530	$ 18,039,849	$ 793,266
Proceeds and payments to a shareholder	$ (4,374,506)	$ (4,067,903)	$ (4,387,903)	$ (21,742,460)	$ (4,362,363)